Goodwill and Intangible Assets - Intangible Assets (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended										6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]	Nov. 14, 2019	Dec. 31, 2019	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	[1]	Nov. 14, 2019 [1]	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Finite-Lived Intangible Assets [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor		Predecessor	Successor	Successor		Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor		Predecessor	Predecessor	Predecessor		Predecessor
Goodwill, Period Increase (Decrease), Total					$ 0
Goodwill	$ 131,965,000				131,965,000	$ 136,965,000										$ 136,965,000				$ 131,965,000
Impairment of goodwill							$ 0													0
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)							(5,000,000.0)
Goodwill, Period Increase (Decrease), Total							5,000,000.0									5,000,000.0
Goodwill						137,000,000.0										137,000,000.0
Amortization of intangible assets							$ 900,000
Acquired Intangibles, Gross	6,000,000				6,000,000	1,000,000										1,000,000				6,000,000
Less Accumulated Amortization	1,030,000				1,030,000	209,000										209,000				1,030,000
Acquired Intangibles, Net	$ 4,970,000				$ 4,970,000	$ 791,000										$ 791,000				$ 4,970,000
Weighted average life remaining of the intangible assets																2 years 4 months 24 days				2 years 8 months 12 days

[1]	Predecessor periods are combined as disclosed in Note 1.